Equity - Summary of Shares Held By Employee Share Trusts (Detail) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Number of shares	0.8	1.1	0.9
Carrying value	$ 35.0	$ 37.0	$ 21.7
Market value	$ 73.6	$ 62.8	$ 57.3